Cash and Cash Equivalents - Additional Information (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)	[1]	Dec. 31, 2015 MXN ($)	Jan. 01, 2015 MXN ($)
Cash and cash equivalents1 [Line Items]
Cash and cash equivalents	$ 96,944	$ 4,936		$ 43,637	$ 2,222		$ 29,396	$ 35,497
Venezuela [member]
Cash and cash equivalents1 [Line Items]
Cash and cash equivalents	$ 170

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3